Note 12 - Stockholders' Equity (Details Textual)								3 Months Ended		12 Months Ended
	Dec. 01, 2020 shares	Oct. 23, 2019 shares	Nov. 27, 2018 shares	Oct. 05, 2017	Oct. 02, 2017 shares	May 25, 2016	Jun. 12, 2015 shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 13, 2016 shares
Increase (Decrease) in Common Stock Shares Authorized (in shares)					(300,000,000)		100,000,000
Common Stock, Shares Authorized (in shares)					100,000,000		300,000,000	100,000,000		100,000,000	100,000,000	400,000,000
Share-based Payment Arrangement, Expense | $										$ 2,718,152	$ 2,050,862
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)										200,648	314,218
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share) | $ / shares								$ 200,648		$ 200,648
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)								200,648		200,648	154,005
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share) | $ / shares								$ 10.73		$ 10.73	$ 10.73
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)								6 years 302 days		7 years 25 days	8 years 29 days
Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)	219,500	177,000	178,900
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	1,160,500	950,000	773,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)								209,693		210,500	252,436
Plan 2013 [Member] | Board of Directors [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount, Total | $								$ 11,258	$ 7,500	$ 38,000	$ 60,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)											22,000
Share-based Payment Arrangement, Expense | $										$ 37,500	$ 138,000
Plan 2013 [Member] | Chief Legal Officer [Member]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)								10,000
Share-based Payment Arrangement, Expense | $								$ 31,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio				10		10